RESTRUCTURING, GOODWILL IMPAIRMENT AND ASSET RELATED CHARGES - NET (Goodwill Impairment and Asset Related Charges) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
AgroFresh
Restructuring Cost and Reserve [Line Items]
Equity Method Investment, Other than Temporary Impairment		$ 143
Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill, Impairment Loss	$ 1,491			$ 1,491
Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill, Impairment Loss				0
Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill, Impairment Loss				$ 0
Corporate Segment [Member] | AgroFresh | AgroFresh | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Equity Method Investment, Other than Temporary Impairment		$ 143
Manufacturing Facility | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	622		$ 34
Manufacturing Assets, Equity Method Investments, and Other Assets
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	246
Manufacturing Assets, Equity Method Investments, and Other Assets | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	83
Manufacturing Assets, Equity Method Investments, and Other Assets | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	58
Manufacturing Assets, Equity Method Investments, and Other Assets | Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	5
Manufacturing Assets, Equity Method Investments, and Other Assets | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	100
Manufacturing Assets
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	159
Equity Method Investments
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	81
Other Assets
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	$ 6